Income Tax - Schedule of Components of Deferred Tax Assets (Details) (10-K)	May 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 2,000
Total deferred tax assets	2,000
Valuation allowance	(2,000)
Deferred tax asset, net of allowance